Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information
Entity Registrant Name	FRANCO NEVADA Corp
Entity Central Index Key	0001456346
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2